revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable
Customer accounts receivable	$ 2,194	$ 1,986
Accrued receivables - customer	313	241
Allowance for doubtful accounts	(81)	(119)
Total	2,426	2,108
Accrued receivables - other	245	247
Accounts receivable - current	$ 2,671	$ 2,355